Investment Objectives and Goals - Symmetry Panoramic International Country Momentum ETF	Sep. 23, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SYMMETRY PANORAMIC INTERNATIONAL COUNTRY MOMENTUM ETF
Objective, Primary [Text Block]	Investment Objective: The Symmetry Panoramic International Country Momentum ETF (the “Fund”) seeks long-term capital appreciation.